CURRENT ASSETS (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year | ₪		₪ 2,381	₪ 2,155
Change in allowance doubtful debts | ₪		(11)	226
Balance at end of the year | ₪		₪ 2,370	₪ 2,381
US Dollars [Member]
Disclosure of financial assets [line items]
Balance at beginning of the year | $	$ 635
Change in allowance doubtful debts | $	(3)
Balance at end of the year | $	$ 632